Stock-Based Compensation - Restricted Stock Units, Activity (Details) shares in Thousands	12 Months Ended
Dec. 31, 2021 $ / shares shares
Restricted Stock Awards
Restricted Stock nonvested, ending balance (in shares)	3,900
Restricted stock units
Restricted Stock Awards
Restricted Stock nonvested, beginning balance (in shares)	0
Restricted Stock Units granted (in shares)	11,243
Restricted Stock Units vested (in shares)	(111)
Restricted Stock Units canceled (in shares)	(173)
Restricted Stock nonvested, ending balance (in shares)	10,959
Weighted-Average Grant-Date Fair Value
Weighted Average Grant Date Fair Value, nonvested, beginning balance (in USD per share) | $ / shares	$ 0
Weighted Average Grant Date Fair Value, granted (in USD per share) | $ / shares	6.8004
Weighted Average Grant Date Fair Value, vested (in USD per share) | $ / shares	8.0407
Weighted Average Grant Date Fair Value, canceled (in USD per share) | $ / shares	8.0816
Weighted Average Grant Date Fair Value, nonvested, ending balance (in USD per share) | $ / shares	$ 6.7675